Statement of Additional Information Supplement dated July 1, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Equity and Income Fund
Invesco Dividend Growth Securities Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free
Invesco New York Tax-Free Income Fund	Income Fund
Invesco S&P 500 Index Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen American Franchise Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco California Tax-Free Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2010 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets

Invesco California Tax-Free Income Fund

Thomas Byron	None	28	$10,785.3	None	None	None	None
Robert Stryker	None	33	$11,510.2	None	None	None	None
Stephen Turman[2]	None	2	$1,760.7	None	None	None	None
Julius Williams[2]	None	9	$1,455.3	None	None	None	None
Robert Wimmel	None	29	$11,407.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Turman and Williams began serving as portfolio managers of Invesco California Tax-Free Income Fund on June 28, 2011. Information for Messrs. Turman and Williams has been provided as of May 31, 2011.”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Pennsylvania Tax Free Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2010 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Thomas Byron[2]	None	29	$10,921.7	None	None	None	None
Robert Stryker[2]	None	34	$11,585.1	None	None	None	None
Stephen Turman[2]	None	2	$1,760.7	None	None	None	None
Julius Williams	None	8	$1,393.4	None	None	None	None
Robert Wimmel	None	29	$11,575.7	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Byron, Stryker and Turman began serving as portfolio managers of Invesco Van Kampen Pennsylvania Tax Free Income Fund on June 28, 2011. Information for Messrs. Byron, Stryker and Turman has been provided as of May 31, 2011.”

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